LEASES - Summary of future minimum fees, excluding the contingent fees to be received under non-cancellable operating leases (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Lessor, Lease, Description [Line Items]
Year ending December 31, 2021	$ 8,579
Year ending December 31, 2022	7,090
Year ending December 31, 2023	2,407
Year ending December 31, 2024	1,882
Year ending December 31, 2025	1,408
Over year ending December 31, 2025	2,532
Total minimum future fees to be received	$ 23,898